Note 10 - Fair Value Measurement (Details) - Non-financial Assets, Measured at Non-recurring Basis - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non- Recurring
Goodwill	$ 0	$ (8,149,525)	$ 0
Intangible Assets	(250,360)	(1,802,125)	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Non- Recurring
Goodwill		(8,149,525)
Intangible Assets	$ (250,360)	$ (1,802,125)